FINANCIAL AND NON-FINANCIAL RISK MANAGEMENT, Concentration of Financial Instruments Exposed to Credit Risk by Geographical Areas (Details) - PEN (S/) S/ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		S/ 228,193,794	S/ 236,270,359
Peru [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		190,034,884	192,566,277
Bolivia [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		12,144,089	13,181,173
United States of America [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		10,422,208	14,733,612
Colombia [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		5,661,926	4,504,465
Chile [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		3,562,281	3,485,126
Brazil [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		1,320,384	1,124,504
Mexico [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		575,135	720,256
Panama [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		450,237	754,062
Canada [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		176,523	247,993
Luxembourg [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		1,045,413	1,131,035
France [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		352,043	699,845
United Kingdom [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		305,522	372,614
Other in Europe [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		278,702	570,653
Spain [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		117,563	88,568
Switzerland [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		82,308	130,548
Netherlands [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		70,521	92,173
Multilateral Organizations [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	114,483	81,435
Other [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		1,479,572	1,786,020
Financial Assets at Amortized Cost [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		190,960,772	192,934,668
Financial Assets at Amortized Cost [Member] | Peru [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		169,407,250	166,930,313
Financial Assets at Amortized Cost [Member] | Bolivia [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		10,808,527	11,752,887
Financial Assets at Amortized Cost [Member] | United States of America [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		1,799,795	6,353,068
Financial Assets at Amortized Cost [Member] | Colombia [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		4,073,211	2,547,936
Financial Assets at Amortized Cost [Member] | Chile [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		2,287,020	2,270,868
Financial Assets at Amortized Cost [Member] | Brazil [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		1,123,155	928,768
Financial Assets at Amortized Cost [Member] | Mexico [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		132,132	133,350
Financial Assets at Amortized Cost [Member] | Panama [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		402,303	597,310
Financial Assets at Amortized Cost [Member] | Canada [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		34,449	69,789
Financial Assets at Amortized Cost [Member] | Luxembourg [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		7,020	7,020
Financial Assets at Amortized Cost [Member] | France [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		28,841	16,430
Financial Assets at Amortized Cost [Member] | United Kingdom [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		16,017	127,018
Financial Assets at Amortized Cost [Member] | Other in Europe [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		51,758	270,678
Financial Assets at Amortized Cost [Member] | Spain [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		88,723	42,574
Financial Assets at Amortized Cost [Member] | Switzerland [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		175	18,936
Financial Assets at Amortized Cost [Member] | Netherlands [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		31,483	27,095
Financial Assets at Amortized Cost [Member] | Multilateral Organizations [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	34,423	0
Financial Assets at Amortized Cost [Member] | Other [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		634,490	840,628
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[2]	5,678,060	7,590,166
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member] | Peru [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[2]	1,257,305	2,796,583
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member] | Bolivia [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[2]	588,484	676,534
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member] | United States of America [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[2]	839,762	812,625
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member] | Colombia [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[2]	894,043	1,191,192
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member] | Chile [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[2]	622,346	416,637
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member] | Brazil [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[2]	3,091	19,723
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member] | Mexico [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[2]	16,561	14,680
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member] | Panama [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[2]	383	0
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member] | Canada [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[2]	38,413	46,833
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member] | Luxembourg [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[2]	1,038,393	1,121,779
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member] | France [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[2]	163,577	256,661
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member] | United Kingdom [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[2]	93,717	72,606
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member] | Other in Europe [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[2]	80,611	92,442
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member] | Spain [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[2]	0	4,110
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member] | Switzerland [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[2]	4	956
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member] | Netherlands [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[2]	0	907
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member] | Multilateral Organizations [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1],[2]	0	0
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member] | Other [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[2]	41,370	65,898
At Fair Value Through Profit for Loss Designated at Inception [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		768,801	987,082
At Fair Value Through Profit for Loss Designated at Inception [Member] | Peru [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		328	17,224
At Fair Value Through Profit for Loss Designated at Inception [Member] | Bolivia [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		0	0
At Fair Value Through Profit for Loss Designated at Inception [Member] | United States of America [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		450,160	398,914
At Fair Value Through Profit for Loss Designated at Inception [Member] | Colombia [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		6,359	12,418
At Fair Value Through Profit for Loss Designated at Inception [Member] | Chile [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		0	13,638
At Fair Value Through Profit for Loss Designated at Inception [Member] | Brazil [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		0	4,512
At Fair Value Through Profit for Loss Designated at Inception [Member] | Mexico [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		40,811	94,884
At Fair Value Through Profit for Loss Designated at Inception [Member] | Panama [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		0	0
At Fair Value Through Profit for Loss Designated at Inception [Member] | Canada [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		0	321
At Fair Value Through Profit for Loss Designated at Inception [Member] | Luxembourg [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		0	0
At Fair Value Through Profit for Loss Designated at Inception [Member] | France [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		7,584	189,157
At Fair Value Through Profit for Loss Designated at Inception [Member] | United Kingdom [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		1,978	14,631
At Fair Value Through Profit for Loss Designated at Inception [Member] | Other in Europe [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		10,126	20,529
At Fair Value Through Profit for Loss Designated at Inception [Member] | Spain [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		0	0
At Fair Value Through Profit for Loss Designated at Inception [Member] | Switzerland [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		0	372
At Fair Value Through Profit for Loss Designated at Inception [Member] | Netherlands [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		0	1,036
At Fair Value Through Profit for Loss Designated at Inception [Member] | Multilateral Organizations [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	0	0
At Fair Value Through Profit for Loss Designated at Inception [Member] | Other [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		251,455	219,446
At Fair Value Through Other Comprehensive Income Investments [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		30,786,161	34,758,443
At Fair Value Through Other Comprehensive Income Investments [Member] | Peru [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		19,370,001	22,822,157
At Fair Value Through Other Comprehensive Income Investments [Member] | Bolivia [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		747,078	751,752
At Fair Value Through Other Comprehensive Income Investments [Member] | United States of America [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		7,332,491	7,169,005
At Fair Value Through Other Comprehensive Income Investments [Member] | Colombia [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		688,313	752,919
At Fair Value Through Other Comprehensive Income Investments [Member] | Chile [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		652,915	783,983
At Fair Value Through Other Comprehensive Income Investments [Member] | Brazil [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		194,138	171,501
At Fair Value Through Other Comprehensive Income Investments [Member] | Mexico [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		385,631	477,342
At Fair Value Through Other Comprehensive Income Investments [Member] | Panama [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		47,551	156,752
At Fair Value Through Other Comprehensive Income Investments [Member] | Canada [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		103,661	131,050
At Fair Value Through Other Comprehensive Income Investments [Member] | Luxembourg [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		0	2,236
At Fair Value Through Other Comprehensive Income Investments [Member] | France [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		152,041	237,597
At Fair Value Through Other Comprehensive Income Investments [Member] | United Kingdom [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		193,810	158,359
At Fair Value Through Other Comprehensive Income Investments [Member] | Other in Europe [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		136,207	187,004
At Fair Value Through Other Comprehensive Income Investments [Member] | Spain [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		28,840	41,884
At Fair Value Through Other Comprehensive Income Investments [Member] | Switzerland [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		82,129	110,284
At Fair Value Through Other Comprehensive Income Investments [Member] | Netherlands [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		39,038	63,135
At Fair Value Through Other Comprehensive Income Investments [Member] | Multilateral Organizations [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	80,060	81,435
At Fair Value Through Other Comprehensive Income Investments [Member] | Other [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		S/ 552,257	S/ 660,048

[1]	Comprising instruments issued by Banco de Desarrollo de America Latina (formerly CAF) and by Banco Interamericano de Desarrollo (BID).
[2]	Includes non-trading investments that did not pass SPPI test.